As filed with the Securities and Exchange Commission on November 2, 2007

Registration No. 333-145690

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ________          ☒ Post-Effective Amendment No.      2

(Check appropriate box or boxes)

SIT MID CAP GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, Minnesota 55402

(Address of Principal Executive Offices)

(612) 332-3223

(Registrant’s Area Code and Telephone Number)

Paul E. Rasmussen, Esq.

Sit Mutual Funds

3300 IDS Center

Minneapolis, Minnesota 55402

(Name and Address of Agent for Service)

Copy to:

Michael J. Radmer, Esq.

Dorsey & Whitney LLP

50 South Sixth Street, Suite 1500

Minneapolis, Minnesota 55402

It is proposed that this filing become effective
immediately upon filing pursuant to Rule 485(b).

The title of securities being registered is common stock, par value $0.001 per share.

No filing fee is required because of Registrant’s reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

PART A AND PART B

FORM N-14

SIT MID CAP GROWTH FUND, INC.

Incorporated by reference to the Registrant’s Registration Statement on Form N-14, File No. 333-145690, filed August 24, 2007 and amended September 26, 2007.

PART C

FORM N-14

OTHER INFORMATION

SIT MID CAP GROWTH FUND, INC.

Item 15. Indemnification.

The Registrant’s Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

The Registrant may indemnify its officers and directors and other “persons” acting in an “official capacity” (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director’s eligibility to be indemnified.

In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

(a)	has not received indemnification for the same conduct from any other party or organization;
(b)	acted in good faith;
(c)	received no improper personal benefit;
(d)	in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
(e)	reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
(f)

had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys’ fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

Part C - 1

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of a Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 16. Exhibits.

(1)	Articles of Incorporation.

Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement.

(2)	Bylaws.

Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.

Incorporated by reference as Exhibit A to the Prospectus/Proxy Statement included in Part A of the Registrant’s initial Registration Statement on Form N-14 filed on August 24, 2007.

(5)	Not Applicable.

(6)	Investment Management Agreement.

Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement.

(7)	Underwriting and Distribution Agreement.

Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement.

(8)	Not applicable.

(9)	Custodian Agreement.

Incorporated by reference to Post-Effective Amendment No. 23, 25 and 30 to the Registrant’s Registration Statement.

(10)	Not applicable.

Part C - 2

(11)	Opinion and consent of Dorsey & Whitney LLP as to the legality of the securities being registered.

Incorporated by reference to Registrant’s initial Registration Statement on Form N-14 filed on August 24, 2007.

(12)	Opinion and consent of Dorsey & Whitney LLP supporting the tax matters discussed in the prospectus.

Filed herewith.

(13)(a)	Transfer Agency and Services Agreement.

Incorporated by reference to Post-Effective Amendment No. 20, 25 and 26 to the Registrant’s Registration Statement.

(13)(b)	Accounting Services Agreement.

Incorporated by reference to Post-Effective Amendment No. 20, 23, 25 and 29 to the Fund’s Registration Statement.

(14)	Consent of KPMG LLP with respect to financial statements of Registrant.

Incorporated by reference to Registrant’s initial Registration Statement on Form N-14 filed on August 24, 2007.

(15)	Not applicable.

(16)	Power of Attorney pursuant to which the name of any person has been signed to the registration statement.

Incorporated by reference to Registrant’s initial Registration Statement on Form N-14 filed on August 24, 2007.

(17)	Any additional exhibits which registrant may wish to file.

Incorporated by reference to Registrant’s initial Registration Statement on Form N-14 filed on August 24, 2007.

Item 17. Undertakings.

(1)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Part C - 3

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Minneapolis, and the State of Minnesota on the 2nd day of November, 2007.

SIT MID CAP GROWTH FUND, INC.
By	/s/ Eugene C. Sit.
Name: Eugene C. Sit Title: Chairman

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
/s/ Eugene C. Sit	Chairman (principal executive	November 2, 2007
Eugene C. Sit	officer/director)

/s/ Paul E. Rasmussen	Treasurer (principal	November 2, 2007
Paul E. Rasmussen	Financial/accounting officer)

/s/ * Melvin C. Bahle	Director	November 2, 2007
Melvin C. Bahle

/s/ * William E. Frenzel	Director	November 2, 2007
William E. Frenzel

/s/ * John P. Fagan	Director	November 2, 2007
John P. Fagan

/s / * Sidney L. Jones	Director	November 2, 2007
Sidney L. Jones

/s/ * Bruce C. Lueck	Director	November 2, 2007
Bruce C. Lueck

/s/ * Donald W. Phillips	Director	November 2, 2007
Donald W. Phillips

*By	/s/ Eugene C. Sit
Eugene C. Sit, Attorney-in-fact (Pursuant to Powers of Attorney filed previously with the Commission)

Part C - 4

EXHIBIT INDEX

FORM N-14

Exhibit No.	Name of Exhibit	Page No.

(12)	Opinion and Consent of Dorsey & Whitney LLP	Part C - 6
supporting the tax matters discussed in the prospectus

Part C - 5